Income Taxes - Components by Expiry of the Carryforward of Unused Tax Losses for which Deferred Tax Assets are not Recognized (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2020	Mar. 31, 2019
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses	¥ 391,272	¥ 261,294
Within 1 year [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses	28,613	8,759
Between 1 and 5 years [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses	59,027	67,352
Between 5 and 20 years [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses	164,371	101,953
Indefinite periods [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses	¥ 139,261	¥ 83,230